FINANCE COSTS (Tables)	9 Months Ended
Sep. 30, 2017
Borrowing costs [abstract]
Components of financing costs

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Interest expense	$0.9	$5.9	$6.8	$19.9
Credit facility fees	0.9	0.4	2.1	1.2
Accretion expense	0.3	—	0.7	0.6
	$2.1	$6.3	$9.6	$21.7